UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ___
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Touradji Capital Management, LP
Address:   101 Park Avenue
           48th Floor
           New York, New York 10178
           U.S.A.

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas S. Dwan
Title:    Attorney-in-fact for Paul Touradji, Managing Member
Phone:    (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Thomas S. Dwan       New York, New York        February 17, 2009
------------------       ------------------        -----------------
[Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $146,819 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
   ---
Form 13F File Number: 28-11987
Name:  Paul Touradji
       -------------

No. 2
   ---
Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------

No. 3
   ---
Form 13F File Number: 28-12312
Name:  Touradji DeepRock Master Fund, Ltd.
       -----------------------------------



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ANADARKO PETROLEUM CORP          COM      032511107  121       3,128      SH           DEFINED      1        3,128
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ANADARKO PETROLEUM CORP          COM      032511107  814       21,121     SH           DEFINED      1, 2     21,121
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ANADARKO PETROLEUM CORP          COM      032511107  678       17,590     SH           DEFINED      1, 3     17,590
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
APACHE CORP                      COM      037411105  121       1,621      SH           DEFINED      1        1,621
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
APACHE CORP                      COM      037411105  815       10,941     SH           DEFINED      1, 2     10,941
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
APACHE CORP                      COM      037411105  679       9,113      SH           DEFINED      1, 3     9,113
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
BAKER HUGHES INC                 COM      057224107  931       29,015     SH           DEFINED      1        29,015
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
BAKER HUGHES INC                 COM      057224107  5,524     172,262    SH           DEFINED      1, 2     172,262
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
BAKER HUGHES INC                 COM      057224107  2,060     64,225     SH           DEFINED      1, 3     64,225
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
CVR ENERGY INC                   COM      12662P108  163       40,685     SH           DEFINED      1        40,685
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
CVR ENERGY INC                   COM      12662P108  1,114     278,481    SH           DEFINED      1, 2     278,481
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
CVR ENERGY INC                   COM      12662P108  94        23,429     SH           DEFINED      1, 3     23,429
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
CHESAPEAKE ENERGY CORP           COM      165167107  275       17,035     SH           DEFINED      1        17,035
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
CHESAPEAKE ENERGY CORP           COM      165167107  1,408     87,094     SH           DEFINED      1, 2     87,094
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
COMSTOCK RESOURCES INC         COM NEW    205768203  465       9,833      SH           DEFINED      1        9,833
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
COMSTOCK RESOURCES INC         COM NEW    205768203  2,585     54,701     SH           DEFINED      1, 2     54,701
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
COMSTOCK RESOURCES INC         COM NEW    205768203  2,355     49,847     SH           DEFINED      1, 3     49,847
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
DELTA PETROLEUM CORP           COM NEW    247907207  542       113,899    SH           DEFINED      1        113,899
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
DELTA PETROLEUM CORP           COM NEW    247907207  3,218     676,139    SH           DEFINED      1, 2     676,139
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCANA CORP                      COM      292505104  99        2,133      SH           DEFINED      1        2,133
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCANA CORP                      COM      292505104  669       14,388     SH           DEFINED      1, 2     14,388
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCANA CORP                      COM      292505104  557       11,986     SH           DEFINED      1, 3     11,986
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCORE ACQUISITION CO            COM      29255W100  84        3,305      SH           DEFINED      1        3,305
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCORE ACQUISITION CO            COM      29255W100  534       20,937     SH           DEFINED      1, 2     20,937
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
ENCORE ACQUISITION CO            COM      29255W100  256       10,027     SH           DEFINED      1, 3     10,027
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
FMC TECHNOLOGIES INC             COM      30249U101  38        1,588      SH           DEFINED      1        1,588
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
FMC TECHNOLOGIES INC             COM      30249U101  238       10,003     SH           DEFINED      1, 2     10,003
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
FMC TECHNOLOGIES INC             COM      30249U101  200       8,409      SH           DEFINED      1, 3     8,409
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
MCDERMOTT INTERNATIONAL INC      COM      580037109  221       22,339     SH           DEFINED      1        22,339
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
MCDERMOTT INTERNATIONAL INC      COM      580037109  1,332     134,836    SH           DEFINED      1, 2     134,836
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
MCDERMOTT INTERNATIONAL INC      COM      580037109  208       21,025     SH           DEFINED      1, 3     21,025
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NEXEN INC                        COM      65334H102  93        5,281      SH           DEFINED      1        5,281
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NEXEN INC                        COM      65334H102  627       35,641     SH           DEFINED      1, 2     35,641
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NEXEN INC                        COM      65334H102  522       29,685     SH           DEFINED      1, 3     29,685
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NOBLE ENERGY INC                 COM      655044105  109       2,221      SH           DEFINED      1        2,221
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NOBLE ENERGY INC                 COM      655044105  738       14,984     SH           DEFINED      1, 2     14,984
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
NOBLE ENERGY INC                 COM      655044105  614       12,481     SH           DEFINED      1, 3     12,481
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
OIL STATES INTERNATIONAL INC     COM      678026105  31        1,638      SH           DEFINED      1        1,638
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
OIL STATES INTERNATIONAL INC     COM      678026105  193       10,312     SH           DEFINED      1, 2     10,312
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
OIL STATES INTERNATIONAL INC     COM      678026105  162       8,669      SH           DEFINED      1, 3     8,669
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
PETROHAWK ENERGY CORP            COM      716495106  2,560     163,809    SH           DEFINED      1        163,809
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
PETROHAWK ENERGY CORP            COM      716495106  14,597    933,934    SH           DEFINED      1, 2     933,934
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
PETROHAWK ENERGY CORP            COM      716495106  1,399     89,489     SH           DEFINED      1, 3     89,489
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
RANGE RESOURCES CORP             COM      75281A109  159       4,618      SH           DEFINED      1        4,618
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
RANGE RESOURCES CORP             COM      75281A109  1,072     31,163     SH           DEFINED      1, 2     31,163
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
RANGE RESOURCES CORP             COM      75281A109  893       25,958     SH           DEFINED      1, 3     25,958
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
SANDRIDGE ENERGY INC             COM      80007P307  845       137,365    SH           DEFINED      1        137,365
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
SANDRIDGE ENERGY INC             COM      80007P307  4,442     722,310    SH           DEFINED      1, 2     722,310
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
TALISMAN ENERGY INC              COM      87425E103  110       11,053     SH           DEFINED      1        11,053
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
TALISMAN ENERGY INC              COM      87425E103  745       74,596     SH           DEFINED      1, 2     74,596
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
TALISMAN ENERGY INC              COM      87425E103  621       62,134     SH           DEFINED      1, 3     62,134
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WHITING PETROLEUM CORP           COM      966387102  99        2,950      SH           DEFINED      1        2,950
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WHITING PETROLEUM CORP           COM      966387102  666       19,914     SH           DEFINED      1, 2     19,914
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WHITING PETROLEUM CORP           COM      966387102  555       16,587     SH           DEFINED      1, 3     16,587
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WEATHERFORD INTERNATIONAL                                                 SH           DEFINED      1        9,317
LTD                              COM      G95089101  101       9,317
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WEATHERFORD INTERNATIONAL                                                 SH           DEFINED      1, 2     58,664
LTD                              COM      G95089101  635       58,664
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
WEATHERFORD INTERNATIONAL                                                 SH           DEFINED      1, 3     49,319
LTD                              COM      G95089101  534       49,319
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
GENERAL ELECTRIC CO              COM      369604103  11,893    734,140    SH           DEFINED      1        734,140
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
GENERAL ELECTRIC CO              COM      369604103  62,962    3,886,555  SH           DEFINED      1, 2     3,886,555
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
GENERAL ELECTRIC CO              COM      369604103  757       46,705     SH           DEFINED      1, 3     46,705
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
JACOBS ENGINEERING GROUP INC     COM      469814107  1,019     21,193     SH           DEFINED      1        21,193
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
JACOBS ENGINEERING GROUP INC     COM      469814107  5,881     122,274    SH           DEFINED      1, 2     122,274
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
JACOBS ENGINEERING GROUP INC     COM      469814107  1,517     31,533     SH           DEFINED      1, 3     31,533
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----
GUSHAN ENVIRONMENTAL ENERGY                                               SH           DEFINED      1, 2     690,000
LT                            SPON ADR    40330W106  1,270     690,000
----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- -----

REPORT SUMMARY   64  DATA RECORDS           $146,819 (thousands)       3  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

